Transactions with Related Parties - Summary of Revenues (Expenses) with Other Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Especialistas en Alta Cocina, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	$ 34,039	$ 32,236	$ 28,093
Mayo 13, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	5,549	9,443	10,042
Otayconnect, S. de R.L. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	1,253	300
Promotora Cabo Real, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	28,910	21,059	22,225
Las Nuevas Delicias Gastronómicas, S. de R L. de C.V [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	4,886
Diseños Pantera, S.A. de C.V. (Shareholder) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Commercial revenues	298
Other service	279
Ingeniería y Economía del Transporte, S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Technical advisory	$ 8,626	8,896	$ 14,637
Otay Tijuana Venture LLC [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Advertising		$ 477